Related party transactions - Directors' and executive committee members' interest (Details) - ZAR (R) R in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	R 846,405	R 854,345	R 1,320,955
Direct
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	30,504	28,994
Indirect
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	81,841	67,545
Associate
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	72,924	87,205
R Bruyns | Direct
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
R Bruyns | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	3,697	3,697
R Bruyns | Associate
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
C Ewing | Direct
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
C Ewing | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
C Ewing | Associate
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
R Frew | Direct
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
R Frew | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	63,848	63,848
R Frew | Associate
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	70,261	70,261
A Welton | Direct
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
A Welton | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
A Welton | Associate
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	235	235
E Banda | Direct
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
E Banda | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
E Banda | Associate
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
I Jacobs | Direct
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	241	191
I Jacobs | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	14,296	0
I Jacobs | Associate
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	14,281
F Roji-Maplanka | Direct
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
F Roji-Maplanka | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
F Roji-Maplanka | Associate
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
S Joselowitz | Direct
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	26,342	26,342
S Joselowitz | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
S Joselowitz | Associate
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
C Tasker | Direct
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	2,057	900
C Tasker | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
C Tasker | Associate
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	2,428	2,428
P Dell | Direct
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	1	1
P Dell | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
P Dell | Associate
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
G Pretorius | Direct
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	338	35
G Pretorius | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
G Pretorius | Associate
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
C Lewis | Direct
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	1,525	1,525
C Lewis | Indirect
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	0	0
C Lewis | Associate
Disclosure of transactions between related parties [line items]
Beneficial interests in stated capital	R 0	R 0